FINANCIAL INSTRUMENTS Part II (Details) (Fair Value, Measurements, Recurring [Member], Fair Value, Inputs, Level 1 [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2011		Dec. 31, 2010
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalent	$ 10,404	[1]	$ 17,221	[1]
Marketable Securities	$ 550	[1]	$ 0	[1]

[1]	The fair value hierarchy level is only applicable to each financial instrument on the balance sheet that are recorded at fair value on a recurring basis.